Transactions with Related Parties - Additional Information (Detail) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	May 10, 2024	Apr. 10, 2024	Jul. 14, 2023	Jul. 07, 2023	Apr. 30, 2025	Jul. 31, 2024	Apr. 10, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Apr. 10, 2025	Dec. 31, 2024	Jul. 14, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Financial component accounting on asset acquisition		$ 1,190,000										$ 3,000,000
Afrapearl II [Member]
Related Party Transaction [Line Items]
Related party liability									$ 160,416			162,500
Consideration paid			$ 4,300,000			$ 38,700,000
Consideration payable			$ 38,700,000						14,571,000
Payments to acquire productive assets				$ 43,000,000
Initial percentage of consideration paid			10.00%
Discription of remining consideration payable													the difference between the Remaining Purchase Price and the amount of $38,700,000
Eco Spitfire [Member]
Related Party Transaction [Line Items]
Consideration paid	$ 1,619,000				$ 14,571,000
Consideration payable	$ 14,571,000
Payments to acquire productive assets		16,190,000
Initial percentage of consideration paid	10.00%
Discription of remining consideration payable											the difference between the Remaining purchase price and the amount of $14,571,000
Imperial Petroleum Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired				40,000,000
Remaining purchase price				$ 35,700,000
Transamerica Logistics Inc [Member]
Related Party Transaction [Line Items]
Fair value of asset acquired		15,000,000
Remaining purchase price		$ 13,381,000
Transamerica Logistics Inc [Member] | Eco Spitfire [Member]
Related Party Transaction [Line Items]
Related party liability												14,715,810
Interest receivable									824,065
Interest payable									$ 510,745
Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Commission as a percentage of sale price of vessels									1.00%
Management Fee [Member]
Related Party Transaction [Line Items]
Related party fee									$ 440
Manager [Member]
Related Party Transaction [Line Items]
Related party liability									$ 2,803,884			1,441,251
Related Party [Member]
Related Party Transaction [Line Items]
Brokerage commission									1.25%
Related party liability									$ 2,964,300			$ 16,319,561
Related Party [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Related party fee							$ 365,935	$ 175,395	365,935	$ 1,691,831	$ 0		$ 0	$ 1,516,436
Crew Management Fees [Member] | Hellenic Manning Overseas Inc [Member]
Related Party Transaction [Line Items]
Related party fee									$ 2,500